Expense Example {- Investor Freedom® 2020 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2020 Portfolio - VIP Investor Freedom 2020 Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689